Share-Based Payments Share-Based Payments (Option Pricing Model) (Details)	9 Months Ended		12 Months Ended
	Jul. 03, 2016	Jul. 05, 2015	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Yield			1.00%	0.95%	0.88%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk-free Interest Rate			1.20%	1.18%	0.77%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility			29.73%	30.96%	31.25%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Life, in Years			4 years 15 days	4 years 15 days	3 years 11 months 16 days
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Yield	1.73%	1.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk-free Interest Rate	1.08%	1.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility	31.30%	29.73%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Life, in Years	4 years 18 days	4 years 14 days